Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

The components of property and equipment were as follows:

(In USD) As at	Estimated useful life	December 31, 2024	March 31, 2024

Devices	3 - 5 years	$3,107,319	$3,274,998
Computer equipments	2 - 7 years	550,939	603,864
Office equipments	3 - 10 years	229,025	245,545
Furniture and fixtures	10 years	1,718	7,398
Total, at cost		3,889,001	4,131,805
Less: Accumulated depreciation		(2,741,574)	(2,572,825)
		$1,147,427	$1,558,980

Right-of-use assets under finance leases:

Vehicles, at cost	$4,009,932	$4,117,406
Accumulated depreciation	(4,009,932)	(4,117,406)
	$-	$-

Total property and equipment, net	$1,147,427	$1,558,980

The components of property and equipment were as follows:

(In USD)
As at	Estimated useful life	March 31, 2024	March 31, 2023

Devices	3 - 5 years	$3,274,998	$3,402,749
Computer equipments	2 - 7 years	603,864	873,178
Office equipments	3 - 10 years	245,545	452,489
Furniture and fixtures	10 years	7,398	10,287
Total, at cost		4,131,805	4,738,703
Less: Accumulated depreciation		(2,572,825)	(2,010,180)
		1,558,980	2,728,523
Right-of-use assets under finance leases:

Vehicles, at cost		$4,117,406	$4,179,272
Accumulated depreciation		(4,117,406)	(4,179,272)
		-	-

Total property and equipment, net		1,558,980	2,728,523